INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Investment And Other Income [Line Items]
Short-term investments	$ 105,843	$ 455,184
Long-term investments	234,070	121,292
Fixed Rate Time Deposits [Member]
Investment And Other Income [Line Items]
Short-term investments	105,843	455,184
Available-for-sale security [Member] | Cost method investment [Member]
Investment And Other Income [Line Items]
Long-term investments	183,650	62,257
Available-for-sale security [Member] | Tospur [Member] | Cost method investment [Member]
Investment And Other Income [Line Items]
Long-term investments	62,257	$ 62,257
Available-for-sale security [Member] | World Union [Member] | Cost method investment [Member]
Investment And Other Income [Line Items]
Long-term investments	121,393
Available-for-sale security [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Long-term investments	50,420	$ 59,035
Available-for-sale security [Member] | Equity security [Member] | Color Life [Member]
Investment And Other Income [Line Items]
Long-term investments	21,679	24,091
Available-for-sale security [Member] | Equity security [Member] | Hopefluent [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 28,741	$ 34,944